Concentrations (Tables)	12 Months Ended
Sep. 30, 2020
Risks and Uncertainties [Abstract]
Schedule of total accounts receivable
	As of September 30, 2019		As of September 30, 2020
Customer	Amount	% of Total	Amount	% of Total
A	$-	-	$2,390,789	36%
B	-	-	644,120	10%
C	44,961	39%	-	-
D	22,622	20%	-	-
E	15,396	13%	-	-
Total	$82,979	72%	$3,034,909	46%

Schedule of customer that accounted total revenue
	Year ended September 30, 2018		Year ended September 30, 2019		Year ended September 30, 2020
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
A	$-	-	$-	-	$4,065,411	24%
F	785,192	25%	1,158,818	22%	-	-
G	1,245,723	39%	867,411	17%	-	-
D	-	*	642,683	12%	-	-
H	-	*	578,489	11%	-	-
Total	$2,030,915	64%	$3,247,401	62%	$4,065,411	24%

Schedule of each supplier that accounted total purchase
	Year ended September 30, 2018		Year ended September 30, 2019		Year ended September 30, 2020
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
A	$-	-	$504,889	63%	$4,320,110	26%
B	-	-	-	-	2,141,144	13%
C	-	-	110,940	14%	-	-
D	533,366	66%	-	-	-	-
Total	$533,366	66%	$615,829	77%	$6,461,254	39%